Financial risk management - Credit risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($) item	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Financial risk management
Number of credit options | item	3
30 days	30 days
45 days	45 days
60 days	60 days
Allowance for doubtful accounts | $	$ 31,986	$ 38,223	$ 67,482